Fair value of financial instruments - Changes in Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Level 3 liabilities measured at fair value
Balance at beginning of period	$ 232	$ 214
Addition of Deerfield derivative liability	2,107
Change in fair value	(509)	18
Balance at end of period	$ 1,830	$ 232